Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 2,044	$ 1,885
Costs and estimated earnings on long-term contracts, progress billings	11,416	12,189
Advance payments on long-term contracts, costs incurred	$ 30,925	$ 19,547
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	29,956,904	29,839,343
Treasury stock, shares	3,320,926	3,338,986